UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 1.3%	County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$1,932,862

Arizona - 5.5%	Arizona Health Facilities Authority, Arizona, RB, Catholic Healthcare West, Series A, 6.63%, 7/01/20	1,000	1,056,140
	County of Pinal Arizona, COP, 5.00%, 12/01/29	1,000	925,350
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.50%, 7/01/12	165	149,130
	Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	2,060	1,235,979
	Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	955	714,951
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	2,535	1,994,791
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,385	1,053,736
	Show Low Improvement District, Arizona, Special Assessment, No. 5, 6.38%, 1/01/15	755	715,128

			7,845,205

California - 19.3%	Benicia Unified School District, GO, CAB, Refunding, Series A (MBIA), 5.61%, 8/01/20 (a)	2,000	1,115,700
	California State Public Works Board, RB, Department of Corrections, Series C, 5.25%, 6/01/28	2,605	2,411,006
	City of San Jose California, RB, Series A (AMBAC), AMT, 5.50%, 3/01/32	3,780	3,405,478
	East Side Union High School District-Santa Clara County, California, GO, Election of 2002, Series D (Syncora), 5.00%, 8/01/20	1,000	1,021,450
	Golden State Tobacco Securitization Corp., California, RB, Series A-3, 7.88%, 6/01/42 (b)	870	1,066,777
	Poway Unified School District, Special Tax, Community Facilities District No. 6, Series A, 6.13%, 9/01/33	1,750	1,572,848
	San Diego Unified School District, California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (a)	2,525	744,067
	San Marino Unified School District, California, GO, Series A (MBIA), 5.50%, 7/01/17 (a)	1,820	1,302,083

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Refunding Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Administration
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
M/F	Multi-Family
RB	Revenue Bonds
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	San Marino Unified School District, California, GO, Series A (MBIA), 5.55%, 7/01/18 (a)	$1,945	$1,275,862
	San Marino Unified School District, California, GO, Series A (MBIA), 5.60%, 7/01/19 (a)	2,070	1,262,348
	State of California, GO, Various Purpose, 6.50%, 4/01/33	7,325	7,919,204
	Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District 97, 1, Series A (FSA), 5.00%, 9/01/32	925	830,373
	University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	4,095	3,844,386

			27,771,582

Colorado - 2.8%	Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	1,315	1,302,455
	Platte River Power Authority, Colorado, RB, Series HH, 5.00%, 6/01/28	1,105	1,151,123
	Plaza Metropolitan District No. 1, Colorado, TAN, Sub Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	674,120
	University of Colorado, RB, Series A, 5.38%, 6/01/38	920	944,316

			4,072,014

Florida - 8.1%	Ballantrae Community Development District, Special Assessment, 6.00%, 5/01/35	1,595	1,329,975
	City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	870	849,677
	County of Broward Florida, RB, Series A, 5.25%, 10/01/34	545	550,292
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA), 5.24%, 10/01/37 (a)	1,765	236,616
	Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	972,903
	Hillsborough County IDA, RB, H Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	2,310	1,998,427
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%, 4/01/30	1,380	773,725
	Midtown Miami Community Development District, Special Assessment, Series A, 6.25%, 5/01/37	1,665	1,116,382
	Orange County Health Facilities Authority, RB, Hospital, Orlando Regional Healthcare, 6.00%, 12/01/28 (b)	2,400	2,785,536
	Palm Coast Park Community Development District, Special Assessment, 5.70%, 5/01/37	510	278,603
	Preserve at Wilderness Lake Community Development District, Special Assessment, Series A, 5.90%, 5/01/34	1,215	826,892

			11,719,028

Georgia - 1.9%	City of Atlanta Georgia, TAN, Refunding, Atlantic Station Project (AGC), 5.00%, 12/01/23	1,000	958,150
	City of Atlanta Georgia, TAN, Refunding, Atlantic Station Project (AGC), 4.75%, 12/01/24	1,900	1,762,269

			2,720,419

Guam - 1.2%	Territory of Guam, GO, Series A, 5.75%, 11/15/14	250	248,247
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	320	313,792
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	560	559,798
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	575	572,763

			1,694,600

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Idaho - 1.3%	Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	$2,000	$1,842,260

Illinois - 3.4%	City of Chicago Illinois, Special Assessment, Lake Shore East, 6.75%, 12/01/32	1,000	763,100
	Illinois Finance Authority, RB, Illinois Rush University Medical Center, Series C, 6.63%, 11/01/39	1,275	1,279,819
	Illinois Finance Authority, RB, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/25	500	402,365
	Illinois Finance Authority, RB, Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	720	407,542
	Illinois HDA, RB, Homeowner Mortgage, Sub-Series C-2, AMT, 5.25%, 8/01/22	2,000	2,013,220

			4,866,046

Indiana - 0.4%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 6.00%, 1/01/39	565	586,781

Kansas - 1.2%	Kansas Development Finance Authority, RB, Adventist Health, 5.75%, 11/15/38	1,785	1,788,945

Louisiana - 2.7%	Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,079,450
	New Orleans Finance Authority, Louisiana, RB, Xavier University La Project (MBIA), 5.30%, 6/01/26 (b)	1,275	1,420,924
	Parish of East Baton Rouge Louisiana, RB, Series A, 5.25%, 2/01/39	420	417,320

			3,917,694

Maryland - 0.7%	Maryland State Energy Financing Administration Industrial Development Revenue, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,050	941,965

Massachusetts - 3.6%	Massachusetts Development Finance Agency, RB, Neville Community, Series A (GNMA), 5.75%, 6/20/22	600	646,536
	Massachusetts Development Finance Agency, RB, Neville Community, Series A (GNMA), 6.00%, 6/20/44	1,500	1,544,460
	Massachusetts HFA, Massachusetts, RB, Housing, Series F, AMT, 5.70%, 6/01/40	1,140	1,092,109
	Massachusetts Housing Finance Agency, Massachusetts, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	1,927,737

			5,210,842

Michigan - 4.1%	City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed (FSA), 7.50%, 7/01/33	460	532,625

	Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,030	857,423
	Michigan Strategic Fund, Refunding RB, Detroit Edison Poll, Series C (Syncora), AMT, 5.65%, 9/01/29	5,000	4,460,050

			5,850,098

Minnesota - 5.5%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,625,639

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Minneapolis Community Development Agency, Minnesota, RB, Limited Tax, Series G-3, 5.35%, 12/01/21 (b)	$1,680	$1,856,870
	Minnesota State Municipal Power Agency, RB, 5.25%, 10/01/21	4,220	4,385,508

			7,868,017

Mississippi - 1.6%	Mississippi Business Finance Corp., RB, System Energy Resource Inc. Project, 5.86%, 4/01/22	2,000	1,814,360
	Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	500	454,440

			2,268,800

Missouri - 1.1%	Kansas City IDA, Missouri, RB, First Mortgage, Bishop Spencer, Series A, 6.50%, 1/01/35	1,000	730,950
	Missouri Development Finance Board, Missouri, RB, Branson, Series A, 5.50%, 12/01/32	1,000	879,550

			1,610,500

New Jersey - 6.4%	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	4,050	3,369,195
	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/31	1,890	1,507,029
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.30%, 9/15/12	2,000	1,836,880
	New Jersey State Turnpike Authority, RB, Series C (FSA), 5.00%, 1/01/30	2,500	2,555,775

			9,268,879

New York - 8.5%	Dutchess County Industrial Development Agency, New York, Refunding RB, Saint Francis Hospital, Series A, 7.50%, 3/01/29	885	825,829
	Long Island Power Authority, RB, Series A, 5.75%, 4/01/39	1,050	1,092,787
	Metropolitan Transportation Authority, RB, Series B, 5.00%, 11/15/34	1,270	1,246,302
	New York City Industrial Development Agency, RB, Continental Airlines Inc., AMT, 8.00%, 11/01/12	525	431,539
	New York City Industrial Development Agency, RB, Continental Airlines Inc., AMT, 8.38%, 11/01/16	525	368,293
	New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	415	424,603
	New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 4.50%, 1/15/38	500	447,620
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,300	3,294,984
	Tobacco Settlement Financing Corp., New York, RB, Asset-Backed, Series A-1, 5.50%, 6/01/15	1,100	1,121,681
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/22	1,100	1,136,267
	Westchester County Industrial Development Agency, New York, RB, Mortgage, Kendal On Hudson Project, Series A, 6.50%, 1/01/34 (b)	1,575	1,832,292

			12,222,197

North Carolina - 1.4%	North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series D, 6.75%, 1/01/26	2,000	2,031,980

Ohio - 0.7%	Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	1,565	995,356

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Pennsylvania - 7.2%	Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, Remarketed, AMT, 6.25%, 11/01/27	$2,750	$1,542,640
	Pennsylvania Economic Development Financing Authority, RB, Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	1,830	1,904,005
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	3,455	3,337,634
	Philadelphia Authority for Industrial Development, RB, Commercial Development, Remarketed, AMT, 7.75%, 12/01/17	540	465,437
	Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/31 (b)	2,630	3,193,136

			10,442,852

Puerto Rico - 2.5%	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,550	620,481
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	2,790	2,921,548

			3,542,029

Rhode Island - 1.8%	Rhode Island Health & Educational Building Corp., RB, Hospital Financing, Lifespan Obligation Group, 6.50%, 8/15/12 (b)	2,190	2,517,602

South Dakota - 0.8%	South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.00%, 11/01/40	1,350	1,180,872

Tennessee - 2.3%	Hardeman County Correctional Facilities Corp., Tennessee, RB, Series B, 7.38%, 8/01/17	2,200	1,900,844
	Shelby County Health Educational & Housing Facilities Board, RB, Methodist Healthcare, 6.50%, 9/01/26 (b)	1,280	1,480,806

			3,381,650

Texas - 9.8%	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	1,930	1,496,194
	Brazos River Harbor Navigation District, RB, Dow Chemical Co. Project, Series A-7, AMT, 6.63%, 5/15/33	2,500	2,264,950
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,490,497
	Houston Texas Airport Systems Revenue, ARB, Refunding, Senior Lien, Series A, 5.50%, 7/01/39	775	759,911
	Matagorda County Hospital District, RB (FHA), 5.00%, 2/15/35	3,265	3,012,942
	North Texas Tollway Authority, Refunding RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	3,020	3,042,861
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue, 5.50%, 8/01/23	1,130	1,056,392
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue, 5.50%, 8/01/24	1,035	962,995

			14,086,742

U.S. Virgin Islands - 1.8%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,680	2,649,234

Vermont - 0.6%	Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	1,000	792,930

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Virginia - 3.3%	Chesterfield County IDA, RB, Virginia Electric & Power, Series A, Remarketed, 5.88%, 6/01/17	$425	$439,169
	Tobacco Settlement Financing Corp., Virginia, RB, Asset-Backed, 5.63%, 6/01/37 (b)	930	1,094,145
	Virginia HDA, RB, Series D, AMT, 6.00%, 4/01/24	3,200	3,226,816

			4,760,130

Washington - 0.5%	Seattle Housing Authority, Washington, RB, Housing, Replacement Housing Projects, 6.13%, 12/01/32	975	776,977

Wisconsin - 3.6%	State of Wisconsin, RB, Series A, 6.00%, 5/01/36	3,620	3,850,341
	Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	1,360	1,378,278

			5,228,619

	Total Municipal Bonds - 116.9%		168,385,707

	Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Colorado - 2.1%	Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (FSA), 5.10%, 10/01/41	1,870	1,823,680
	Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (FSA), 5.00%, 9/01/36	1,200	1,170,396

			2,994,076

Connecticut - 3.3%	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T1, 4.70%, 7/01/29	2,300	2,368,885
	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X3, 4.85%, 7/01/37	2,370	2,395,051

			4,763,936

California- 6.0%	California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,335	1,376,038
	Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32	1,170	1,119,164
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	553	562,438
	Sequoia Union High School District, California, GO, Refunding, Series B (FSA), 5.50%, 7/01/35	5,519	5,601,035

			8,658,675

Georgia - 1.2%	Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,650	1,662,566

New Hampshire - 0.7%	New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	1,020	1,062,371

Massachusetts - 2.1%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	2,999	3,044,605

New York - 3.0%	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	808	850,964
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,405,699

			4,256,663

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

North Carolina - 0.6%	North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	$800	$809,552

Tennessee - 1.7%	Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,505,700

Texas - 8.7%	County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	3,360	3,334,464
	County of Harris, Texas, Refunding RB, Senior Lien, Toll Road, Series A (FSA), 5.25%, 8/15/10	8,732	9,157,377

			12,491,841

Virginia - 8.6%	University of Virginia, Refunding RB, 5.00%, 6/01/40	2,730	2,784,518
	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	1,725	1,735,505
	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	7,900	7,931,679

			12,451,702

Washington - 0.9%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	1,365	1,373,789

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 38.9%		56,075,476

	Total Long-Term Investments (Cost - $235,768,501) - 155.8%		224,461,183

	Short-Term Securities

California - 1.4%	California State, TECP, 4.00%, 8/05/09 (d)	2,000	2,000,000

		Shares

Money Market - 0.8%	FFI Institutional Tax-Exempt Fund, 0.42% (e)(f)	1,211,703	1,211,703

	Total Short-Term Securities (Cost - $3,211,703) - 2.2%		3,211,703

	Total Investments (Cost - $237,980,204*) - 158.0%		227,672,886
	Other Assets Less Liabilities - 1.1%		1,561,615
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (20.9)%		(30,132,194)
	Preferred Shares, at Redemption Value - (38.2)%		(55,054,918)

	Net Assets Applicable to Common Shares - 100.0%		$144,047,389

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$207,189,975

Gross unrealized appreciation	$6,234,355
Gross unrealized depreciation	(15,857,894)

Net unrealized depreciation	$(9,623,539)

(a)	Represents a zero coupon bond. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

(d)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Represents the current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	1,098,877	$4,180

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs		Investments in Securities

		Assets

Level 1	- Short-Term Securities	$1,211,703
Level 2
	- Long-Term Investments[1]	224,461,183
	- Short-Term Securities	2,000,000

Total Level 2		226,461,183
Level 3		—

Total		$227,672,886

[1] See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Fund II, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 22, 2009